Columbia EM Core ex-China ETF
Columbia India Consumer ETF
Columbia Research Enhanced Emerging Economies ETF
THIRD QUARTER REPORT
December 31, 2025 (Unaudited)
Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value

PORTFOLIO OF INVESTMENTS
Columbia EM Core ex-China ETF
December 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia EM Core ex-China ETF | 2025
Common Stocks - 97.8%
Issuer Shares Value ($)
Argentina - 0.1%
Vista Energy SAB de CV
(a)
16,765 814,030
Brazil - 2.7%
Ambev SA 970,239 2,454,038
B3 SA - Brasil Bolsa Balcao 1,319,127 3,343,706
Banco BTG Pactual SA 692,547 6,645,216
Banco Santander Brasil SA 772,985 4,804,575
Embraer SA 317,998 5,141,589
Lojas Renner SA 267,254 655,973
PRIO SA
(a)
73,741 557,389
Rede D'Or Sao Luiz SA
(b)
193,251 1,432,168
Suzano SA 213,828 2,007,655
TOTVS SA 217,936 1,673,570
Vale SA 47,036 617,676
Vibra Energia SA 287,621 1,329,520
WEG SA 418,997 3,709,210
Total 34,372,285
Chile - 0.5%
Empresas Copec SA 394,503 3,089,251
Latam Airlines Group SA 98,675,487 2,669,434
Total 5,758,685
China - 0.1%
Airtac International Group 29,035 859,393
Colombia - 0.1%
Interconexion Electrica SA ESP 162,137 1,058,417
Czech Republic - 0.1%
CEZ AS 19,436 1,222,922
Egypt - 0.1%
Commercial International Bank - Egypt
(CIB) 385,836 833,147
Greece - 0.6%
Alpha Bank SA 537,041 2,258,012
Eurobank SA 656,984 2,642,720
National Bank of Greece SA 190,695 2,911,511
Total 7,812,243
Hungary - 0.6%
OTP Bank Nyrt 63,398 6,806,969
Richter Gedeon Nyrt 42,990 1,297,286
Total 8,104,255
India - 22.4%
ABB India, Ltd. 21,932 1,261,562
Adani Enterprises Ltd. 59,637 1,486,091
Adani Green Energy Ltd.
(a)
98,947 1,117,510
Adani Ports & Special Economic Zone
Ltd. 260,572 4,261,140
Adani Power Ltd.
(a)
1,119,690 1,781,326
Aditya Birla Capital Ltd.
(a)
389,135 1,548,671
Ambuja Cements, Ltd. 207,858 1,286,633
Ashok Leyland, Ltd. 811,885 1,618,632
Asian Paints Ltd. 66,259 2,041,672
AU Small Finance Bank Ltd.
(b)
102,359 1,132,585
Aurobindo Pharma, Ltd. 123,764 1,628,992
Avenue Supermarts Ltd.
(a),(b)
26,901 1,132,016
Axis Bank Ltd. 390,955 5,521,602
Bajaj Auto Ltd. 13,355 1,388,258
Bajaj Finance Ltd. 425,143 4,667,711
Bajaj Finserv Ltd. 67,208 1,525,351
Common Stocks (continued)
Issuer Shares Value ($)
Bharat Electronics Ltd. 791,369 3,518,393
Bharat Forge Ltd. 88,506 1,447,932
Bharat Petroleum Corp. Ltd. 574,165 2,453,058
Bharti Airtel Ltd. 431,590 10,110,836
Britannia Industries Ltd. 12,659 849,432
BSE Ltd. 33,600 984,007
CG Power & Industrial Solutions Ltd. 227,379 1,639,072
Cholamandalam Investment and Finance
Co. Ltd. 98,603 1,867,414
Cipla Ltd. 100,330 1,687,024
Coal India Ltd. 530,901 2,356,819
Coforge Ltd. 47,745 883,405
Colgate-Palmolive India Ltd. 38,820 896,520
Crompton Greaves Consumer Electricals
Ltd. 326,641 916,730
Cummins India, Ltd. 49,703 2,452,208
Divi's Laboratories, Ltd. 30,401 2,162,213
Dixon Technologies India Ltd. 9,468 1,274,839
DLF, Ltd. 176,405 1,349,150
Dr Reddy's Laboratories Ltd. 97,574 1,380,245
Eicher Motors Ltd. 20,540 1,671,114
Eternal Ltd.
(a)
1,330,050 4,114,629
Glenmark Pharmaceuticals, Ltd. 61,445 1,391,341
Godrej Consumer Products Ltd. 91,516 1,244,455
Godrej Properties Ltd.
(a)
53,739 1,198,433
Grasim Industries Ltd. 65,847 2,072,568
Havells India, Ltd. 84,876 1,345,579
HCL Technologies Ltd. 119,557 2,159,303
HDFC Bank Ltd. ADR 380,981 13,921,046
HDFC Life Insurance Co. Ltd.
(b)
123,393 1,029,449
Hero MotoCorp Ltd. 30,091 1,932,091
Hindalco Industries Ltd. 309,680 3,055,130
Hindustan Aeronautics Ltd. 35,535 1,735,130
Hindustan Petroleum Corp. Ltd. 286,983 1,593,456
Hindustan Unilever Ltd. 123,126 3,172,557
ICICI Bank Ltd. ADR 625,964 18,653,727
ICICI Lombard General Insurance Co.
Ltd.
(b)
42,744 933,117
IDBI Bank Ltd. 1,830,186 2,097,153
Idfc First Bank Ltd. 1,652,714 1,574,208
Indian Hotels Co. Ltd. 160,908 1,322,738
Indian Oil Corp., Ltd. 1,098,174 2,033,859
Indus Towers Ltd.
(a)
303,264 1,412,913
IndusInd Bank Ltd.
(a)
168,811 1,623,136
Infosys Ltd. ADR 704,076 12,546,634
InterGlobe Aviation Ltd.
(b)
28,613 1,610,686
ITC Ltd. 1,015,428 4,552,962
Jindal Steel Ltd. 169,663 1,989,231
JSL Stainless Ltd. 169,574 1,583,399
JSW Steel Ltd. 202,427 2,623,370
Kotak Mahindra Bank Ltd. 171,482 4,199,505
Kwality Wall's India Ltd.
(a),(c),(d)
123,126 55,344
Larsen & Toubro Ltd. 108,714 4,939,214
Laurus Labs Ltd.
(b)
159,248 1,963,150
Lodha Developers Ltd.
(b)
66,135 780,925
Lupin, Ltd. 65,084 1,527,543
Mahindra & Mahindra Ltd. 167,615 6,917,242
Maruti Suzuki India Ltd. 16,963 3,151,236
Max Healthcare Institute Ltd. 119,063 1,384,441

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
December 31, 2025 (Unaudited)
Columbia EM Core ex-China ETF | 2025 3
Common Stocks (continued)
Issuer Shares Value ($)
National Aluminium Co. Ltd. 651,832 2,279,397
NTPC Ltd. 987,257 3,619,857
Oberoi Realty Ltd. 56,268 1,045,861
Oil & Natural Gas Corp. Ltd. 885,882 2,369,267
PB Fintech Ltd.
(a)
72,808 1,478,851
Persistent Systems Ltd. 17,781 1,240,801
Petronet LNG, Ltd. 376,595 1,190,380
Phoenix Mills Ltd. (The) 62,381 1,286,426
Pi Industries Ltd. 25,065 903,049
Polycab India Ltd. 19,910 1,687,754
Power Grid Corp of India Ltd. 882,712 2,598,655
Prestige Estates Projects Ltd. 51,928 921,399
Rail Vikas Nigam Ltd. 156,440 621,813
Reliance Industries, Ltd. 231,043 4,036,853
Samvardhana Motherson International
Ltd. 1,588,018 2,119,138
SBI Life Insurance Co. Ltd.
(b)
61,153 1,384,525
Shriram Finance Ltd. 299,084 3,314,970
Siemens, Ltd. 35,618 1,213,945
Solar Industries India Ltd. 6,195 844,478
Sona Blw Precision Forgings Ltd.
(b)
208,612 1,112,698
SRF, Ltd. 37,167 1,271,576
State Bank of India GDR 64,135 6,977,888
Sun Pharmaceutical Industries Ltd. 183,129 3,503,883
Sundaram Finance Ltd. 17,012 999,906
Supreme Industries Ltd. 22,006 821,142
Suzlon Energy, Ltd.
(a)
2,605,987 1,527,128
Tata Consultancy Services, Ltd. 167,624 5,979,524
Tata Consumer Products Ltd. 91,210 1,209,647
Tata Motors Ltd.
(a)
522,588 2,415,852
Tata Motors Passenger Vehicles Ltd. 165,217 675,266
Tata Power Co. Ltd. (The) 439,531 1,856,332
Tata Steel Ltd. 1,935,495 3,877,907
Tech Mahindra Ltd. 67,046 1,186,740
Titan Co. Ltd. 66,190 2,983,651
Trent Ltd. 36,977 1,760,410
Tube Investments of India Ltd. 32,414 942,746
TVS Motor Co. Ltd. 56,860 2,353,240
UltraTech Cement, Ltd. 19,174 2,513,884
United Spirits Ltd. 51,215 822,648
UPL Ltd. 158,821 1,405,066
Varun Beverages Ltd. 337,262 1,838,105
Vedanta Ltd. 619,045 4,162,809
Voltas, Ltd. 73,635 1,115,183
Total 280,211,713
Indonesia - 1.4%
Chandra Asri Pacific Tbk PT 1,603,875 673,291
PT Bank Central Asia Tbk 14,631,517 7,085,427
PT Bank Negara Indonesia Persero Tbk 6,706,704 1,757,619
PT Bank Rakyat Indonesia Persero Tbk 8,802,718 1,932,111
PT Dian Swastatika Sentosa Tbk
(a)
349,339 2,115,936
PT GoTo Gojek Tokopedia Tbk
(a)
265,872,472 1,020,440
PT United Tractors Tbk 1,711,471 3,027,790
Total 17,612,614
Kuwait - 0.9%
Boubyan Bank KSCP 802,023 1,864,866
Gulf Bank KSCP 1,545,012 1,793,721
Kuwait Finance House KSCP 1,254,082 3,307,514
Common Stocks (continued)
Issuer Shares Value ($)
Mabanee Co KPSC 614,946 2,179,809
National Bank of Kuwait SAKP 655,474 2,163,597
Total 11,309,507
Malaysia - 1.6%
CIMB Group Holdings Bhd 593,385 1,206,364
IHH Healthcare Bhd 3,359,424 7,243,706
Malayan Banking Bhd 974,883 2,517,687
Public Bank Bhd 795,868 890,400
Tenaga Nasional Bhd 2,504,399 8,467,313
Total 20,325,470
Mexico - 3.4%
America Movil SAB de CV Series B 4,367,773 4,525,800
Arca Continental SAB de CV 176,095 1,908,696
Cemex SAB de CV Series CPO 2,098,796 2,412,865
Coca-Cola Femsa SAB de CV 153,249 1,458,122
Fibra Uno Administracion SA de CV 934,218 1,402,405
Fomento Economico Mexicano SAB de
CV Series UBD 418,595 4,234,027
Grupo Aeroportuario del Centro Norte
SAB de CV 127,015 1,720,402
Grupo Aeroportuario del Pacifico SAB de
CV
Class B
107,544 2,829,598
Grupo Aeroportuario del Sureste SAB de
CV
Class B
46,895 1,510,645
Grupo Carso SAB de CV Series A1 131,804 864,594
Grupo Financiero Banorte SAB de CV
Class O
418,134 3,882,382
Grupo Financiero Inbursa SAB de CV
Class O
471,244 1,141,973
Grupo Mexico SAB de CV Series B 904,030 8,549,305
Industrias Penoles SAB de CV
(a)
61,614 3,244,386
Prologis Property Mexico SA de CV 245,776 1,031,249
Qualitas Controladora SAB de CV 82,885 860,451
Wal-Mart de Mexico SAB de CV 145,127 453,070
Total 42,029,970
Philippines - 0.6%
Manila Electric Co. 396,137 3,864,915
SM Investments Corp. 276,272 3,284,788
Total 7,149,703
Poland - 1.6%
Bank Polska Kasa Opieki SA 23,727 1,353,585
ORLEN SA 70,546 1,885,897
Powszechna Kasa Oszczednosci Bank
Polski SA 394,185 9,337,114
Powszechny Zaklad Ubezpieczen SA 392,850 7,292,726
Total 19,869,322
Qatar - 0.9%
Al Rayan Bank 1,957,631 1,179,633
Barwa Real Estate Co. 1,099,938 790,288
Qatar Fuel QSC 517,864 2,157,648
Qatar Gas Transport Co., Ltd. 1,124,092 1,385,896
Qatar Islamic Bank QPSC 347,412 2,285,229
Qatar National Bank QPSC 757,810 3,883,750
Total 11,682,444
Russia - 0.0%
Gazprom PJSC
(a),(c),(d),(e),(f)
251,024 0
GMK Norilskiy Nickel PAO ADR
(a),(c),(d),(e)
19,108 0
LUKOIL PJSC
(a),(c),(d),(e),(f)
14,277 0

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
December 31, 2025 (Unaudited)
4 Columbia EM Core ex-China ETF | 2025
Common Stocks (continued)
Issuer Shares Value ($)
Mobile TeleSystems PJSC ADR
(a),(c),(d),(e)
49,482 0
Total 0
Saudi Arabia - 4.2%
Al Rajhi Bank 487,723 12,678,093
Almarai Co. JSC 139,364 1,607,360
Bupa Arabia For Cooperative Insurance
Co. 30,396 1,125,628
Co. for Cooperative Insurance (The) 32,110 1,001,618
Dar Al Arkan Real Estate Development
Co.
(a)
321,587 1,366,668
Dr Sulaiman Al Habib Medical Services
Group Co. 19,489 1,335,361
Elm Co. 6,176 1,231,643
Etihad Etisalat Co. 122,339 2,152,707
Riyad Bank 277,894 2,010,783
Saudi Arabian Mining Co.
(a)
308,928 5,020,039
Saudi Arabian Oil Co.
(b)
734,551 4,666,831
Saudi Awwal Bank 251,472 2,170,914
Saudi Investment Bank (The) 266,949 934,478
Saudi National Bank (The) 673,392 6,800,706
Saudi Telecom Co. 433,775 4,970,580
Umm Al Qura For Development &
Construction Co.
(a)
263,275 1,206,595
Yanbu National Petrochemical Co. 383,094 2,806,714
Total 53,086,718
South Africa - 4.9%
Absa Group Ltd. 94,802 1,369,451
Bid Corp. Ltd. 151,116 3,847,393
Bidvest Group Ltd. 217,690 3,120,048
Exxaro Resources Ltd. 175,681 1,897,821
FirstRand Ltd. 1,429,496 7,829,014
Gold Fields Ltd. 200,003 8,759,456
Harmony Gold Mining Co. Ltd. 179,235 3,646,140
Impala Platinum Holdings Ltd. 197,460 3,122,180
Mr Price Group Ltd. 76,456 807,379
MTN Group Ltd. 382,716 3,914,928
Naspers Ltd.
Class N
200,374 13,356,372
Shoprite Holdings Ltd. 227,363 3,707,924
Sibanye Stillwater Ltd.
(a)
706,648 2,580,097
Standard Bank Group Ltd. 160,843 2,818,878
Total 60,777,081
South Korea - 16.5%
Alteogen, Inc.
(a)
7,109 2,218,247
Celltrion, Inc.
(a)
21,577 2,711,074
Doosan Enerbility Co. Ltd.
(a)
106,374 5,560,350
Hana Financial Group, Inc. 91,836 5,998,936
Hanwha Aerospace Co. Ltd.
(a)
5,279 3,448,363
HD Hyundai Electric Co. Ltd. 5,416 2,909,989
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. 7,616 2,151,756
HLB, Inc.
(a)
38,672 1,363,741
HMM Co. Ltd. 114,165 1,624,645
HYBE Co. Ltd.
(a)
6,732 1,542,161
Hyundai Mobis Co. Ltd. 11,344 2,937,289
Hyundai Motor Co. 32,273 6,642,563
Hyundai Rotem Co. Ltd. 11,892 1,551,148
Kakao Corp. 86,594 3,612,717
KakaoBank Corp. 64,096 961,073
Common Stocks (continued)
Issuer Shares Value ($)
KB Financial Group, Inc. 95,131 8,234,935
Kia Corp. 61,660 5,213,417
LG Chem Ltd. 11,658 2,694,883
LG Energy Solution Ltd.
(a)
8,421 2,154,135
Meritz Financial Group, Inc. 20,353 1,597,948
NAVER Corp. 40,166 6,761,483
Samsung Biologics Co. Ltd.
(a),(b)
2,243 2,639,190
Samsung C&T Corp.
(a)
16,780 2,789,775
Samsung Electro-Mechanics Co. Ltd.
(a)
4,132 731,429
Samsung Electronics Co. Ltd. 815,820 67,902,411
Samsung Episholdings Co. Ltd.
(a)
1,217 627,698
Samsung Fire & Marine Insurance Co.
Ltd. 4,860 1,676,735
Samsung Heavy Industries Co. Ltd.
(a)
122,296 2,045,978
Samsung SDI Co. Ltd.
(a)
12,577 2,352,922
Shinhan Financial Group Co. Ltd. 139,160 7,428,693
SK hynix, Inc. 88,885 40,168,085
SK Square Co. Ltd.
(a)
16,105 4,114,151
SK Telecom Co. Ltd. 24,194 898,531
Woori Financial Group, Inc. 81,358 1,581,357
Total 206,847,808
Taiwan - 28.4%
Accton Technology Corp. 103,499 3,903,385
Acer, Inc. 631,247 530,384
Advantech Co. Ltd. 77,882 713,866
Alchip Technologies Ltd. 17,280 1,930,358
ASE Technology Holding Co. Ltd. 565,683 4,509,909
Asia Vital Components Co. Ltd. 106,805 5,132,813
Asustek Computer, Inc. 132,732 2,314,958
Catcher Technology Co. Ltd. 441,578 2,923,194
Cathay Financial Holding Co. Ltd. 1,687,730 4,071,544
Chang Hwa Commercial Bank Ltd. 6,644,146 4,324,336
Chunghwa Telecom Co. Ltd. 1,585,858 6,586,606
CTBC Financial Holding Co. Ltd. 5,930,506 9,475,069
Delta Electronics, Inc. 381,481 11,691,927
E Ink Holdings, Inc. 163,943 1,033,106
E.Sun Financial Holding Co. Ltd. 1,789,895 1,922,597
Elite Material Co. Ltd. 66,858 3,500,307
eMemory Technology, Inc. 17,745 977,033
Eva Airways Corp. 1,278,319 1,487,009
Evergreen Marine Corp. Taiwan Ltd. 224,217 1,355,842
Far Eastern New Century Corp. 3,727,489 3,297,980
Far EasTone Telecommunications Co.
Ltd. 1,619,796 4,552,060
Fortune Electric Co. Ltd. 42,167 1,026,647
Fubon Financial Holding Co. Ltd. 1,081,490 3,307,751
Gigabyte Technology Co. Ltd. 156,516 1,242,843
Hon Hai Precision Industry Co. Ltd. 2,435,944 17,870,024
KGI Financial Holding Co. Ltd. 1,900,726 1,043,507
Largan Precision Co. Ltd. 35,266 2,800,359
Lite-On Technology Corp. 388,069 2,019,359
MediaTek, Inc. 298,558 13,587,879
Mega Financial Holding Co. Ltd. 1,086,644 1,383,357
Novatek Microelectronics Corp. 111,104 1,322,477
PharmaEssentia Corp. 48,496 725,422
President Chain Store Corp. 361,933 2,551,460
Quanta Computer, Inc. 438,662 3,797,395
Realtek Semiconductor Corp. 65,873 1,025,187
Taiwan Business Bank 10,761,309 5,479,892

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
December 31, 2025 (Unaudited)
Columbia EM Core ex-China ETF | 2025 5
Common Stocks (continued)
Issuer Shares Value ($)
Taiwan Mobile Co. Ltd. 1,265,495 4,369,956
Taiwan Semiconductor Manufacturing
Co. Ltd. 4,025,049 198,559,092
Tatung Co. Ltd. 459,031 460,923
Uni-President Enterprises Corp. 2,049,102 5,028,111
United Microelectronics Corp. 2,884,290 4,520,975
Wan Hai Lines Ltd. 256,068 642,197
Wistron Corp. 534,154 2,558,526
Wiwynn Corp. 23,146 3,303,888
Yang Ming Marine Transport Corp. 544,536 965,314
Total 355,826,824
Thailand - 1.8%
Airports of Thailand PCL NVDR 1,819,500 3,060,895
Bangkok Dusit Medical Services PCL
NVDR 2,072,100 1,269,371
Central Pattana PCL NVDR 1,450,600 2,543,903
Charoen Pokphand Foods PCL NVDR 1,652,871 1,143,710
Delta Electronics Thailand PCL NVDR 665,400 3,653,839
Kasikornbank PCL NVDR 256,983 1,586,516
Krung Thai Bank PCL NVDR 1,861,896 1,669,531
PTT Exploration & Production PCL NVDR 617,500 2,214,807
PTT PCL NVDR NVDR 3,113,500 3,162,419
Siam Cement PCL (The) NVDR 330,600 1,925,570
Total 22,230,561
Turkey - 0.4%
BIM Birlesik Magazalar AS 121,140 1,512,699
Haci Omer Sabanci Holding AS 882,442 1,730,419
Turkiye Petrol Rafinerileri AS 367,737 1,578,315
Total 4,821,433
United Arab Emirates - 3.9%
Abu Dhabi Commercial Bank PJSC 614,907 2,394,067
Abu Dhabi Islamic Bank PJSC 535,837 3,028,663
ADNOC Drilling Co. PJSC 1,145,558 1,665,518
Adnoc Gas PLC 2,001,148 1,934,187
Aldar Properties PJSC 872,003 2,065,514
Dubai Islamic Bank PJSC 1,196,514 3,019,871
Emaar Properties PJSC 1,197,010 4,578,940
Emirates Integrated Telecommunications
Co. PJSC 440,092 1,174,250
Emirates NBD Bank PJSC 450,997 3,419,714
Emirates Telecommunications Group
Co. PJSC 571,455 2,853,463
First Abu Dhabi Bank PJSC 1,281,338 6,084,166
International Holding Co. PJSC
(a)
143,529 15,611,597
Modon Holding PSC
(a)
996,771 911,855
Total 48,741,805
Total Common Stocks
(Cost: $826,873,710) 1,223,358,350
Preferred Stocks - 2.0%
Issuer Shares Value ($)
Brazil - 2.0%
Banco Bradesco SA Preference Shares 1,341,410 4,452,803
Itau Unibanco Holding SA Preference
Shares 1,268,364 9,080,324
Itausa SA Preference Shares 2,929,974 6,245,194
Petroleo Brasileiro SA - Petrobras
Preference Shares 952,262 5,355,849
Total 25,134,170
Preferred Stocks (continued)
Issuer Shares Value ($)
India - 0.0%
TVS Motor Co. Ltd.
(a),(c),(d)
238,924 23,925
Total Preferred Stocks
(Cost: $20,874,618) 25,158,095
Warrants - 0.0%
Issuer Shares Value ($)
Malaysia - 0.0%
YTL Corp. Bhd
, expiring 12/31/25
(a)
231,020 45,544
Total Warrants
(Cost $0) 45,544
Money Market Funds - 0.5%
Issuer Shares Value ($)
Goldman Sachs Financial Square
Funds — Treasury Instruments Fund,
Institutional Shares, 3.630%
(g)
5,944,264 5,944,264
Total Money Market Funds
(Cost: $5,944,264) 5,944,264
Total Investments in Securities
(Cost: $853,692,592) 1,254,506,253
Other Assets & Liabilities, Net (3,300,374)
Net Assets 1,251,205,879

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
December 31, 2025 (Unaudited)
6 Columbia EM Core ex-China ETF | 2025
Security
Acquisition Date
Shares
Cost ($)
Value ($)
Gazprom PJSC
04/19/2016-02/16/2022
251,024
961,853
—
GMK Norilskiy Nickel PAO ADR
06/19/2020-02/16/2022
19,108
569,160
—
LUKOIL PJSC
04/19/2016-02/16/2022
14,277
1,117,736
—
Mobile TeleSystems PJSC ADR
06/19/2020-02/16/2022
49,482
421,211
—
3,069,960
—
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2025, the total value of these securities amounted to $19,817,340, which represents 1.58% of total net assets.
(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2025, the value of these securities amounted to $79,269, which represents less than 0.01% of net assets.
(d) Valuation based on significant unobservable inputs.
(e) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At December 31, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(f) As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.
(g) The rate shown is the seven-day current annualized yield at December 31, 2025.
Abbreviation Legend
ADR American Depositary Receipts
GDR Global Depositary Receipts
NVDR Non-Voting Depository Receipts
PJSC Private Joint Stock Company
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

PORTFOLIO OF INVESTMENTS
Columbia India Consumer ETF
December 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia India Consumer ETF | 2025 7
Notes to Portfolio of Investments
Common Stocks - 101.5%
Issuer Shares Value ($)
Consumer Discretionary - 60.9%
Apparel Retail - 3.5%
Trent Ltd. 211,562 10,072,094
Apparel, Accessories & Luxury Goods - 5.4%
Titan Co. Ltd.
(a)
343,337 15,476,626
Automobile Manufacturers - 15.7%
Hyundai Motor India Ltd.
(a)
188,808 4,827,366
Mahindra & Mahindra Ltd. 390,961 16,134,426
Maruti Suzuki India Ltd. 91,884 17,069,397
Tata Motors Passenger Vehicles Ltd. 1,676,114 6,850,519
Total 44,881,708
Automotive Parts & Equipment - 7.1%
Bosch Ltd. 11,496 4,609,686
Samvardhana Motherson International
Ltd. 5,892,114 7,862,760
Tube Investments of India Ltd. 147,044 4,276,706
UNO Minda Ltd. 238,634 3,413,859
Total 20,163,011
Consumer Electronics - 2.1%
Dixon Technologies India Ltd. 45,391 6,111,766
Hotels, Resorts & Cruise Lines - 3.3%
Indian Hotels Co. Ltd. 1,136,412 9,341,829
Motorcycle Manufacturers - 18.7%
Bajaj Auto Ltd. 143,670 14,934,555
Eicher Motors Ltd. 176,688 14,375,163
Hero MotoCorp Ltd. 172,408 11,070,018
TVS Motor Co. Ltd. 313,047 12,955,941
Total 53,335,677
Restaurants - 5.1%
Eternal Ltd.
(a)
4,757,300 14,717,135
Total Consumer Discretionary 174,099,846
Consumer Non-cyclical - 0.1%
Food - 0.1%
Kwality Wall's India Ltd.
(a),(b),(c)
483,113 217,155
Total Consumer Non-cyclical 217,155
Consumer Staples - 37.8%
Distillers & Vintners - 2.3%
United Spirits Ltd. 415,980 6,681,735
Food Retail - 2.9%
Avenue Supermarts Ltd.
(a),(d)
195,929 8,244,855
Common Stocks (continued)
Issuer Shares Value ($)
Packaged Foods & Meats - 15.5%
Britannia Industries Ltd. 157,019 10,536,136
Marico Ltd. 706,512 5,900,216
Nestle India Ltd. 954,133 13,673,025
Patanjali Foods Ltd. 442,419 2,685,149
Tata Consumer Products Ltd. 871,945 11,563,923
Total 44,358,449
Personal Care Products - 9.6%
Colgate-Palmolive India Ltd. 176,241 4,070,159
Dabur India Ltd. 789,976 4,426,286
Godrej Consumer Products Ltd. 484,639 6,590,228
Hindustan Unilever Ltd. 483,113 12,448,252
Total 27,534,925
Soft Drinks & Non-alcoholic Beverages - 3.3%
Varun Beverages Ltd. 1,745,301 9,512,032
Tobacco - 4.2%
ITC Ltd. 2,642,746 11,849,508
Total Consumer Staples 108,181,504
Industrials - 2.7%
Construction Machinery & Heavy Transportation
Equipment - 2.7%
Tata Motors Ltd.
(a),(b),(c)
1,677,295 7,753,902
Total Industrials 7,753,902
Total Common Stocks
(Cost: $210,968,640) 290,252,407
Preferred Stock - 0.0%
Issuer Shares Value ($)
Consumer Discretionary - 0.0%
Motorcycle Manufacturers - 0.0%
TVS Motor Co. Ltd.
(Cost: $0)
(a),(b),(c)
1,308,424 131,018
Money Market Funds - 0.2%
Issuer Shares Value ($)
Goldman Sachs Financial Square
Funds — Treasury Instruments Fund,
Institutional Shares, 3.630%
(e)
438,156 438,156
Total Money Market Funds
(Cost: $438,156) 438,156
Total Investments in Securities
(Cost: $211,406,796) 290,821,581
Other Assets & Liabilities, Net (4,968,732)
Net Assets 285,852,849
(a) Non-income producing investment.
(b) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2025, the value of these securities amounted to $8,102,075, which represents 2.83% of net assets.
(c) Valuation based on significant unobservable inputs.
(d) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2025, the total value of these securities amounted to $8,244,855, which represents 2.88% of total net assets.
(e) The rate shown is the seven-day current annualized yield at December 31, 2025.
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Emerging Economies ETF
December 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
8 Columbia Research Enhanced Emerging Economies ETF | 2025
Common Stocks - 97.7%
Issuer Shares Value ($)
Brazil - 2.1%
Ambev SA 265,974 672,731
B3 SA - Brasil Bolsa Balcao 274,486 695,764
Companhia de Saneamento Basico do
Estado de Sao Paulo 32,285 785,883
Embraer SA 31,650 511,737
Suzano SA 43,533 408,736
Vale SA 160,283 2,104,834
Total 5,179,685
Chile - 0.6%
Banco de Chile 4,782,373 922,977
Latam Airlines Group SA 17,747,481 480,116
Total 1,403,093
China - 29.2%
3SBio, Inc.
(a)(b)
89,500 278,038
AAC Technologies Holdings, Inc. 1,000 5,011
Agricultural Bank of China, Ltd.
Class H
1,329,436 987,235
Airtac International Group 13,381 396,058
ANTA Sports Products Ltd. 67,334 696,827
Bank of China, Ltd.
Class H
2,936,748 1,682,777
Bilibili , Inc.
Class Z
(b)
15,200 376,705
BYD Co. Ltd.
Class H
154,153 1,888,416
China Construction Bank Corp.
Class H
3,994,214 3,946,233
China CSSC Holdings Ltd.
Class A
116,500 554,480
China Galaxy Securities Co. Ltd.
Class H
28,500 36,726
China Hongqiao Group Ltd. 131,000 549,010
China International Capital Corp. Ltd.
Class H
(a)
8,800 22,126
China Life Insurance Co., Ltd.
Class H
359,084 1,263,149
China Merchants Bank Co., Ltd.
Class H
173,058 1,173,953
China Overseas Land & Investment, Ltd. 295,489 465,053
China Pacific Insurance Group Co., Ltd.
Class H
139,971 633,003
China Petroleum & Chemical Corp.
Class
H
1,026,000 615,587
China Resources Beer Holdings Co. Ltd. 138,866 467,793
China Resources Land, Ltd. 167,910 586,774
China Shenhua Energy Co., Ltd.
Class H
183,862 916,534
China Yangtze Power Co., Ltd.
Class A
319,408 1,242,776
CITIC Securities Co., Ltd.
Class H
103,000 362,588
CITIC, Ltd. 357,000 553,147
CMOC Group Ltd.
Class H
27,000 66,741
Contemporary Amperex Technology Co.
Ltd.
Class H
4,900 318,231
East Money Information Co. Ltd.
Class A
237,802 788,800
Giant Biogene Holding Co., Ltd
(a)
9,200 39,337
H World Group Ltd. ADR 11,707 550,814
Haier Smart Home Co. Ltd.
Class H
172,507 538,122
Hygon Information Technology Co. Ltd.
Class A
28,891 927,775
Industrial & Commercial Bank of China,
Ltd.
Class H
2,887,124 2,333,142
Industrial Bank Co. Ltd.
Class A
297,806 897,490
JD Health International, Inc.
(a)(b)
54,000 385,045
JD.com, Inc.
Class A
129,872 1,862,108
Kanzhun Ltd. ADR 18,300 372,954
KE Holdings, Inc.
Class A
86,200 459,600
Kingdee International Software Group
Co. Ltd.
(b)
20,000 34,149
Common Stocks (continued)
Issuer Shares Value ($)
Kingsoft Corp. Ltd. 64,600 236,041
Kuaishou Technology
(a)
126,361 1,038,194
Kweichow Moutai Co. Ltd.
Class A
16,401 3,232,204
Lenovo Group, Ltd. 369,301 439,356
Li Auto, Inc.
Class A
(b)
56,762 472,925
Li Ning Co. Ltd. 184,500 442,553
Meitu , Inc.
(a)(b)
67,000 60,256
Midea Group Co. Ltd.
Class H
41,000 447,479
MINISO Group Holding Ltd. 3,400 15,900
Muyuan Foods Co., Ltd.
Class A
82,200 594,961
NAURA Technology Group Co., Ltd.
Class
A
7,300 479,567
NetEase , Inc. 73,406 2,023,887
New China Life Insurance Co. Ltd.
Class
H
51,100 356,817
New Oriental Education & Technology
Group, Inc. 75,800 411,356
Nongfu Spring Co. Ltd.
Class H
(a)
103,850 624,955
PDD Holdings, Inc. ADR
(b)
32,121 3,642,200
People’s Insurance Co. Group of China
Ltd. (The)
Class H
453,000 392,850
PetroChina Co. Ltd.
Class H
1,149,029 1,237,087
PICC Property & Casualty Co., Ltd.
Class
H
329,509 692,589
Ping An Insurance Group Co. of China,
Ltd.
Class H
301,507 2,523,695
Pop Mart International Group Ltd.
(a)
27,637 666,469
Qfin Holdings, Inc. ADR 1,700 32,759
Seres Group Co. Ltd.
Class A
23,600 408,500
Shanghai Pudong Development Bank Co.
Ltd.
Class A
402,593 716,678
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd.
Class A
17,247 470,037
Shenzhou International Group Holdings,
Ltd. 51,000 401,002
Sungrow Power Supply Co., Ltd.
Class A
28,000 685,320
Sunny Optical Technology Group Co. Ltd. 34,316 288,998
TAL Education Group ADR
(b)
23,500 256,385
Tencent Holdings Ltd. 110,108 8,473,655
Tencent Music Entertainment Group ADR 29,355 514,593
Tongcheng Travel Holdings Ltd. 3,600 10,379
Trip.com Group Ltd. 27,603 1,964,677
Victory Giant Technology Huizhou Co.,
Ltd.
Class A
11,400 469,139
Vipshop Holdings Ltd. ADR 20,600 364,414
WuXi AppTec Co., Ltd.
Class H
(a)
22,900 290,387
Wuxi Biologics Cayman, Inc.
(a)(b)
153,788 621,198
WuXi XDC Cayman, Inc.
(b)
2,000 15,610
Xiaomi Corp.
Class B
(a)(b)
712,001 3,594,994
Zhaojin Mining Industry Co. Ltd.
Class H
76,000 300,153
Zhejiang Leapmotor Technology Co. Ltd.
Class H
(a)(b)
7,400 46,224
Zijin Mining Group Co., Ltd.
Class H
276,615 1,267,308
ZTE Corp.
Class H
2,800 9,763
ZTO Express Cayman, Inc. 24,800 517,125
Total 71,024,946
Czech Republic - 0.3%
CEZ AS 12,746 801,984

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Emerging Economies ETF
December 31, 2025 (Unaudited)
Columbia Research Enhanced Emerging Economies ETF | 2025 9
Common Stocks (continued)
Issuer Shares Value ($)
Egypt - 0.2%
Commercial International Bank - Egypt
(CIB) 171,639 370,625
Greece - 0.4%
National Bank of Greece SA 68,636 1,047,927
Hungary - 0.2%
MOL Hungarian Oil & Gas PLC 62,492 562,008
India - 13.9%
Adani Ports & Special Economic Zone
Ltd. 45,839 749,606
Bharat Petroleum Corp. Ltd. 197,803 845,092
Bharti Airtel Ltd. 170,070 3,984,221
Britannia Industries Ltd. 9,059 607,868
Cipla Ltd. 45,478 764,702
Coal India Ltd. 152,349 676,320
Cummins India, Ltd. 13,953 688,402
Dr Reddy's Laboratories Ltd. 48,956 692,513
Eicher Motors Ltd. 9,705 789,589
GAIL India, Ltd. 234,554 449,278
HCL Technologies Ltd. 38,926 703,037
Hero MotoCorp Ltd. 10,863 697,494
Hindalco Industries Ltd. 109,504 1,080,305
Hindustan Aeronautics Ltd. 13,273 648,104
Hindustan Petroleum Corp. Ltd. 70,460 391,225
Hitachi Energy India Ltd. 523 106,544
Indus Towers Ltd.
(b)
112,942 526,199
Infosys, Ltd. 121,141 2,177,264
InterGlobe Aviation Ltd.
(a)
15,632 879,958
ITC Ltd. 249,886 1,120,435
JSW Steel Ltd. 55,512 719,413
Larsen & Toubro Ltd. 51,001 2,317,134
Lupin , Ltd. 24,208 568,170
Maruti Suzuki India Ltd. 7,820 1,452,731
Oil & Natural Gas Corp. Ltd. 284,404 760,631
Petronet LNG, Ltd. 93,572 295,772
Power Finance Corp. Ltd. 128,105 506,551
REC Ltd. 124,132 492,775
Sun Pharmaceutical Industries Ltd. 73,803 1,412,104
Tata Consultancy Services, Ltd. 26,334 939,393
Tata Motors Ltd.
(b),(c),(d)
153,119 707,848
Tata Motors Passenger Vehicles Ltd. 78,797 322,055
Tata Steel Ltd. 522,391 1,046,649
Tech Mahindra Ltd. 28,500 504,461
Torrent Pharmaceuticals Ltd. 10,771 461,378
TVS Motor Co. Ltd. 17,692 732,211
UPL Ltd. 56,174 496,963
Vedanta Ltd. 119,120 801,030
Vishal Mega Mart Ltd.
(b)
227,571 345,283
Wipro Ltd. 71,140 208,388
Total 33,669,096
Indonesia - 1.2%
PT Astra International Tbk 1,512,348 607,660
PT Bank Mandiri Persero Tbk 2,401,922 734,621
PT Bank Rakyat Indonesia Persero Tbk 4,120,873 904,491
PT Telkom Indonesia Persero Tbk 2,961,100 617,969
Total 2,864,741
Kuwait - 0.7%
Mobile Telecommunications Co. KSCP 1,023,377 1,727,261
Common Stocks (continued)
Issuer Shares Value ($)
Malaysia - 1.2%
Malayan Banking Bhd 316,600 817,636
Public Bank Bhd 859,900 962,037
Telekom Malaysia Bhd 301,900 598,890
Tenaga Nasional Bhd 162,600 549,747
Total 2,928,310
Mexico - 2.0%
Cemex SAB de CV Series CPO 842,716 968,822
Grupo Aeroportuario del Pacifico SAB de
CV
Class B
25,645 674,748
Grupo Financiero Banorte SAB de CV
Class O
130,764 1,214,146
Grupo Mexico SAB de CV Series B 167,737 1,586,269
Industrias Penoles SAB de CV
(b)
6,229 327,998
Total 4,771,983
Philippines - 0.2%
SM Investments Corp. 40,160 477,490
Qatar - 0.8%
Qatar Islamic Bank QPSC 118,410 778,885
Qatar National Bank QPSC 244,367 1,252,372
Total 2,031,257
Russia - 0.0%
Magnit PJSC
(b),(c),(d),(e),(f)
15,524 0
Mobile TeleSystems PJSC ADR
(b),(c),(d),(e),(f)
86,390 0
Total 0
Saudi Arabia - 2.4%
Bank AlBilad 84,142 556,789
Banque Saudi Fransi 129,799 582,068
Etihad Etisalat Co. 33,621 591,603
Riyad Bank 133,804 968,178
SABIC Agri -Nutrients Co. 22,178 654,555
Saudi National Bank (The) 238,682 2,410,492
Total 5,763,685
South Africa - 4.0%
Absa Group Ltd. 67,432 974,081
Capitec Bank Holdings Ltd. 5,139 1,288,875
FirstRand Ltd. 282,254 1,545,839
Gold Fields Ltd. 36,766 1,610,226
Harmony Gold Mining Co. Ltd. 24,618 500,799
Impala Platinum Holdings Ltd. 30,510 482,415
MTN Group Ltd. 86,899 888,919
Sasol Ltd.
(b)
7,304 46,813
Sibanye Stillwater Ltd.
(b)
94,004 343,225
Standard Bank Group Ltd. 74,468 1,305,100
Valterra Platinum Ltd. 9,069 771,472
Total 9,757,764
South Korea - 13.9%
Hana Financial Group, Inc. 15,751 1,028,891
Hanwha Aerospace Co. Ltd.
(b)
1,163 759,698
HD Hyundai Electric Co. Ltd. 169 90,803
Hd Hyundai Heavy Industries Co. Ltd. 1,057 373,477
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. 2,289 646,713
Hyosung Heavy Industries Corp.
(b)
49 60,580
Hyundai Mobis Co. Ltd. 3,373 873,367
Hyundai Rotem Co. Ltd. 1,396 182,089
Kakao Corp. 9,149 381,698
KB Financial Group, Inc. 16,285 1,409,697

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Emerging Economies ETF
December 31, 2025 (Unaudited)
10 Columbia Research Enhanced Emerging Economies ETF | 2025
Common Stocks (continued)
Issuer Shares Value ($)
Kia Corp. 13,091 1,106,858
NAVER Corp. 6,277 1,056,661
POSCO Holdings, Inc. 2,017 427,049
Samsung Electronics Co. Ltd. 145,731 12,129,497
Samsung Fire & Marine Insurance Co.
Ltd. 1,754 605,142
Samsung Heavy Industries Co. Ltd.
(b)
37,310 624,186
Shinhan Financial Group Co. Ltd. 22,093 1,179,377
SK hynix , Inc. 20,962 9,472,953
SK Square Co. Ltd.
(b)
1,689 431,469
Woori Financial Group, Inc. 49,153 955,388
Total 33,795,593
Taiwan - 19.4%
Accton Technology Corp. 31,153 1,174,911
Alchip Technologies Ltd. 2,754 307,651
ASE Technology Holding Co. Ltd. 222,419 1,773,236
Asia Vital Components Co. Ltd. 23,916 1,149,350
Asustek Computer, Inc. 43,394 756,828
Chunghwa Telecom Co. Ltd. 258,000 1,071,562
CTBC Financial Holding Co. Ltd. 1,077,567 1,721,611
Delta Electronics, Inc. 116,092 3,558,078
E.Sun Financial Holding Co. Ltd. 1,003,597 1,078,003
Elite Material Co. Ltd. 18,914 990,230
eMemory Technology, Inc. 1,709 94,097
Evergreen Marine Corp. Taiwan Ltd. 91,907 555,762
First Financial Holding Co. Ltd. 911,745 853,115
Fortune Electric Co. Ltd. 4,000 97,389
Global Unichip Corp. 1,000 67,631
Hon Hai Precision Industry Co. Ltd. 718,588 5,271,544
Hotai Motor Co. Ltd. 37,000 647,666
Hua Nan Financial Holdings Co. Ltd. 741,276 731,356
Jentech Precision Industrial Co. Ltd. 6,000 524,180
KGI Financial Holding Co. Ltd. 1,690,452 928,066
King Slide Works Co. Ltd. 4,000 477,395
Largan Precision Co. Ltd. 6,516 517,414
Lite-On Technology Corp. 151,189 786,728
Lotes Co. Ltd. 8,000 329,721
MediaTek , Inc. 84,564 3,848,650
Novatek Microelectronics Corp. 15,793 187,985
Realtek Semiconductor Corp. 30,245 470,706
SinoPac Financial Holdings Co. Ltd. 1,045,000 951,194
Taiwan Semiconductor Manufacturing
Co. Ltd. 233,690 11,528,127
Uni -President Enterprises Corp. 369,177 905,891
United Microelectronics Corp. 666,061 1,044,016
Voltronic Power Technology Corp. 1,000 30,903
Wan Hai Lines Ltd. 18,000 45,143
Wiwynn Corp. 6,000 856,447
Yageo Corp. 55,000 404,354
Yang Ming Marine Transport Corp. 101,902 180,645
Yuanta Financial Holding Co. Ltd. 913,000 1,141,958
Total 47,059,543
Thailand - 1.3%
Advanced Info Service PCL NVDR 55,500 551,389
Bangkok Dusit Medical Services PCL
NVDR 462,200 283,144
CP ALL PCL NVDR 369,500 510,181
Delta Electronics Thailand PCL NVDR 177,500 974,686
Common Stocks (continued)
Issuer Shares Value ($)
PTT PCL NVDR NVDR 764,400 776,410
Total 3,095,810
Turkey - 0.6%
Akbank TAS 296,470 481,650
Aselsan Elektronik Sanayi Ve Ticaret AS 85,395 460,526
Turk Hava Yollari AO 62,895 393,057
Yapi ve Kredi Bankasi AS
(b)
157,617 132,876
Total 1,468,109
United Arab Emirates - 2.7%
Abu Dhabi Commercial Bank PJSC 206,906 805,564
Abu Dhabi Islamic Bank PJSC 95,188 538,022
Aldar Properties PJSC 238,567 565,094
Emaar Properties PJSC 340,669 1,303,166
Emirates NBD Bank PJSC 142,655 1,081,691
Emirates Telecommunications Group
Co. PJSC 228,076 1,138,859
First Abu Dhabi Bank PJSC 257,993 1,225,026
Total 6,657,422
United States - 0.4%
BeOne Medicines Ltd.
Class H
(b)
43,800 1,008,973
Total Common Stocks
(Cost: $208,710,955) 237,467,305
Preferred Stocks - 2.0%
Issuer Shares Value ($)
Brazil - 1.7%
Banco Bradesco SA Preference Shares 321,389 1,066,849
Itau Unibanco Holding SA Preference
Shares 277,762 1,988,524
Petroleo Brasileiro SA - Petrobras
Preference Shares 210,887 1,186,101
Total 4,241,474
Colombia - 0.3%
Grupo Cibest SA 37,678 596,645
Total Preferred Stocks
(Cost: $4,207,023) 4,838,119
Money Market Funds - 0.4%
Issuer Shares Value ($)
Goldman Sachs Financial Square
Funds — Treasury Instruments Fund,
Institutional Shares, 3.630%
(g)
1,041,771 1,041,771
Total Money Market Funds
(Cost: $1,041,771) 1,041,771
Total Investments in Securities
(Cost: $213,959,749) 243,347,195
Other Assets & Liabilities, Net (162,611)
Net Assets 243,184,584

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Emerging Economies ETF
December 31, 2025 (Unaudited)
Columbia Research Enhanced Emerging Economies ETF | 2025 11
Security
Acquisition Date
Shares
Cost ($)
Value ($)
Magnit PJSC
12/27/2012-12/17/2021
15,524
3,017,072
—
Mobile TeleSystems PJSC ADR
09/18/2020-12/17/2021
86,390
774,283
—
3,791,355
—
Notes to Portfolio of Investments
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2025, the total value of these securities amounted to $8,547,181, which represents 3.51% of total net assets.
(b) Non-income producing investment.
(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2025, the value of these securities amounted to $707,848, which represents 0.29% of net assets.
(d) Valuation based on significant unobservable inputs.
(e) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At December 31, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(f) As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.
(g) The rate shown is the seven-day current annualized yield at December 31, 2025.
Abbreviation Legend
ADR American Depositary Receipts
NVDR Non-Voting Depository Receipts
PJSC Private Joint Stock Company
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

3QT279_03_T01_(02/26)
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